Guarantees, commitments and risks - Additional information (Details) € in Thousands, t in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Jul. 31, 2009 EUR (€)	Dec. 31, 2019 USD ($) t	Dec. 31, 2019 EUR (€) t	Dec. 31, 2018 EUR (€) t	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 24, 2019 EUR (€)	Jun. 24, 2019 EUR (€)	Apr. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2012 EUR (€)
Guarantees, commitments and risks
Guarantees						€ 9,497,000	€ 8,862,000
Capital commitments							16,448,000
Investment agreed						116,000	114,000
Risks						€ 673,000	676,000
Bonds issued					€ 1,635,000
Lease liabilities							5,648,000
Quantity of total emission of carbon dioxide | t				19,300	19,300
Quantity of free emission allowance of carbon dioxide | t				7,730	7,730	7,730
Deficit quantity of emission allowance of carbon dioxide | t				11,570	11,570
Evolvere SpA
Guarantees, commitments and risks
Capital commitments							€ 105,000
Equity interest acquired (as a percent)				70.00%			70.00%
Environmental claim relating to Municipality of Cengio
Guarantees, commitments and risks
Claim amount							€ 250,000
Block OPL 245 Nigeria
Guarantees, commitments and risks
Claim amount | $				$ 1,092
Disgorgement of profit	€ 100,000
Estimated fair value of the asset | $				$ 3,500
Interest in assets (as a percent)				50.00%	50.00%
Criminal proceedings on fuel excise tax
Guarantees, commitments and risks
Claim amount											€ 22,000
Excise tax determined										€ 73
Objection against claim, amount											€ 34,000
Excise tax payables								€ 8,000
Estimated other related taxes								€ 6,000
Arbitration with GasTerra
Guarantees, commitments and risks
Alleged receivable due by company							1,010,000
Bank guarantee terminated									€ 1,010,000
Omitted payment of property tax for oil offshore platforms located in territorial waters
Guarantees, commitments and risks
Claim amount							19,000
Provisions							17,000
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting						€ 1,636,000	612,000
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments							6,527,000
Guarantee for obligations under Share Purchase Agreement							2,965,000
Guarantee for obligations under Shareholders Agreement							€ 3,562,000
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)				20.00%			20.00%
Eni Trading Shipping Inc
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting						186,000	€ 187,000
Eni Rewind SpA and Versalis SpA | Porto Torres dock damage
Guarantees, commitments and risks
Claim amount													€ 1,500,000
Eni Rewind SpA and Versalis SpA | Alleged environmental damage caused by illegal waste disposal in municipality of Melilli (Sicily)
Guarantees, commitments and risks
Claim amount							500,000
Eni Rewind SpA | Alleged environmental damage caused by DDT pollution in Lake Maggiore
Guarantees, commitments and risks
Litigation damages annulled by the court		€ 1,833,500
Estimated damage value			€ 7,000
Number of years required to monitor natural recovery			20 years
Estimated compensatory work		€ 9,500
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting						1,347,000	713,000
within 1 year
Guarantees, commitments and risks
Capital commitments							5,570,000
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable							20,000,000
Notional amount							14,896,000
Bonds issued					€ 746,000
Bonds issued on U.S. and international markets
Guarantees, commitments and risks
Bonds issued				$ 1,000	€ 889,000
Short term debt
Guarantees, commitments and risks
Undrawn borrowing facilities							13,299,000
Long-term debt
Guarantees, commitments and risks
Undrawn borrowing facilities							4,667,000
Long-term debt | within 1 year
Guarantees, commitments and risks
Undrawn borrowing facilities							450,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks						244,000	248,000
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks						429,000	428,000
Currency
Guarantees, commitments and risks
Period of possible future changes in market values monitored				1 day	1 day
Percentage of confidence level				99.00%	99.00%
Holding period				20 days	20 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level				99.00%	99.00%
Holding period				20 days	20 days
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level				95.00%	95.00%
Holding period				1 day	1 day
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level				99.00%	99.00%
Holding period				1 day	1 day
Period of medium and long-term financial debts for which coverage must be provided				24 months	24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments						52,397,000	65,374,000
Increase (decrease) in capital commitments					€ 12,977,000
Increase in other commitment					9,794,000
Hydrocarbon exploration and production activities | Eni Abu Dhabi B V
Guarantees, commitments and risks
Increase in other commitment					8,904,000
Hydrocarbon exploration and production activities | Eni RAK BV
Guarantees, commitments and risks
Increase in other commitment					890,000
Hydrocarbon exploration and production activities | Mexico license agreement
Guarantees, commitments and risks
Capital commitments						9,194,000
Increase in other commitment					€ 445,000	6,968,000
Regasified gas at Pascagoula plant
Guarantees, commitments and risks
Capital commitments						€ 2,079,000	1,978,000
Var Energi AS
Guarantees, commitments and risks
Proportion of ownership interest in joint venture				69.60%	69.60%	69.60%
Var Energi AS | Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Increase in other commitment					€ 1,781,000
Saipem SpA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture				30.54%	30.54%
Angola LNG Supply Services Llc
Guarantees, commitments and risks
Percentage of interest in project				13.60%	13.60%
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture				50.00%	50.00%
Contractual volumes of gas amount					€ 13,000,000
Umm Shaif and Nasr and Lower Zakum
Guarantees, commitments and risks
Capital commitments							13,356,000
Number of years of commitment				40 years	40 years
Lower Zakum
Guarantees, commitments and risks
Percentage of interest in project				5.00%	5.00%
Umm Shaif and Nasr
Guarantees, commitments and risks
Percentage of interest in project				10.00%	10.00%
Gasha
Guarantees, commitments and risks
Percentage of interest in project				25.00%	25.00%
Capital commitments							22,261,000
Number of years of commitment				40 years	40 years
Eni USA Gas Marketing Llc and Gulf LNG Energy Llc GLE and Gulf LNG Pipeline Llc GLP
Guarantees, commitments and risks
Long term supply commitments												€ 948,000
Supply commitments compensation recognized					€ 324,000
Claim for regasification fees							757,000
Partners of unincorporated joint ventures
Guarantees, commitments and risks
Lease liabilities							2,953,000
Coral FLNG SA
Guarantees, commitments and risks
Proportion of ownership interest in joint operation				25.00%	25.00%
Maximum financial guarantee given by the company							1,168,000
Percentage of contract guaranteed				25.00%	25.00%
Project financing amount					€ 4,164,000
Maximum amount of debt service undertaking							1,425,000
Share of capital expenditure							123,000
Share of debt undertaking							158,000
Coral FLNG SA | Third parties
Guarantees, commitments and risks
Maximum financial guarantee given by the company							1,335,000
Coral FLNG SA | CNPC
Guarantees, commitments and risks
Proportion of ownership interest in special purpose entity				20.00%	20.00%
Coral FLNG SA | Exxonmobil
Guarantees, commitments and risks
Proportion of ownership interest in special purpose entity				25.00%	25.00%
Mozambique Rovuma Venture SpA
Guarantees, commitments and risks
Proportion of ownership interest in joint operation				35.71%	35.71%
LNG Floating Production unit
Guarantees, commitments and risks
Contract value							4,673,000
Percentage of interest in project				25.00%	25.00%
Amount of LNG to be treated | t				3,370	3,370
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantees						€ 5,082,000	4,323,000
Guarantee for bid bonds and performance bonds						2,576,000	2,886,000
Underlying commitment						5,000,000	4,013,000
Consolidated subsidiaries | Gas Terra
Guarantees, commitments and risks
Increase (decrease) in guarantee for bid bonds and performance bonds					€ (1,010,000)
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees						196,000	197,000
Joint ventures and associates
Guarantees, commitments and risks
Guarantees						4,056,000	4,075,000
Guarantee for bid bonds and performance bonds						1,644,000	1,661,000
Underlying commitment						2,159,000	2,109,000
Joint ventures and associates | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee						1,664,000	1,676,000
Joint ventures and associates | Rete Ferroviaria Italiana SpA
Guarantees, commitments and risks
Guarantees						499,000	499,000
Joint ventures and associates | Gulf LNG Energy and Gulf LNG Pipeline
Guarantees, commitments and risks
Guarantees						177,000	181,000
Joint ventures and associates | Coral FLNG SA
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds						1,147,000	1,168,000
Joint ventures and associates | Coral FLNG SA | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee						1,397,000	1,425,000
Others
Guarantees, commitments and risks
Guarantees						€ 163,000	€ 267,000